Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2018
Remeasurements of defined benefit plans [member]
Movement of Reserves

The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
At beginning of period	¥22,774	¥18,985	¥120,316
Gains (losses) arising during the period, before tax	73,662	8,134	(154,273)
Income tax (expense) benefit for changes arising during the period	(22,492)	(2,315)	48,550
Amount attributable to non-controlling interests	45	(1,568)	3,834
Share of other comprehensive income (loss) of associates and joint ventures	58	(462)	558
Transfer of (gains) losses on remeasurements, net of tax to retained earnings	2,055	—	—

At end of period	¥76,102	¥22,774	¥18,985

Available-for-sale financial assets [member]
Movement of Reserves

The movements of the available-for-sale financial assets reserve for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
At beginning of period	¥1,929,894	¥1,756,634	¥2,234,636
Gains (losses) arising during the period, before tax	582,435	371,438	(551,572)
Income tax (expense) benefit for changes arising during the period	(184,128)	(116,277)	217,723
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)	(217,529)
Income tax benefit for reclassification adjustments	84,745	33,658	71,876
Amount attributable to non-controlling interests	(15,653)	(3,971)	2,251
Share of other comprehensive income (loss) of associates and joint ventures	5	(1,598)	(751)

At end of period	¥2,122,260	¥1,929,894	¥1,756,634

Exchange differences on translating foreign operations [member]
Movement of Reserves

The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
At beginning of period	¥181,374	¥216,336	¥404,132
Gains (losses) arising during the period, before tax	(75,409)	(24,063)	(219,904)
Income tax (expense) benefit for changes arising during the period	3,152	2,544	19,027
Reclassification adjustments for (gains) losses included in net profit, before tax	49	(4)	8
Income tax (expense) benefit for reclassification adjustments	(15)	1	(3)
Amount attributable to non-controlling interests	9,014	6,102	26,687
Share of other comprehensive income (loss) of associates and joint ventures	7,822	(19,542)	(13,611)

At end of period	¥125,987	¥181,374	¥216,336

Common stock [Member]
Number of Shares

The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	For the fiscal year ended March 31,
	2018		2017			2016
	Outstanding	In treasury	Outstanding	In treasury		Outstanding	In treasury
At beginning of period	1,414,055,625	4,028,883	1,414,055,625	46,830,882		1,414,055,625	46,814,201
Net change	387,765	(143,915)	—	(42,801,999	)(1)	—	16,681

At end of period	1,414,443,390	3,884,968	1,414,055,625	4,028,883		1,414,055,625	46,830,882

(1)	Includes a decrease of 42,820,864 shares through the sale of the Company’s shares held by SMBC.

Preferred stock [Member]
Number of Shares

The following table shows the number of shares of preferred stock at March 31, 2018 and 2017.

	At March 31, 2018		At March 31, 2017
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—